Investment Strategy - Invesco SteelPath MLP & Energy Infrastructure ETF	Feb. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (“MLP”) investments and securities issued by energy infrastructure companies. The Fund generally invests in common and preferred equity securities (or units) of publicly traded MLPs and energy infrastructure companies of all sizes and all market capitalization ranges, and it focuses on MLPs and energy infrastructure companies that primarily derive their revenue from companies engaged in the gathering, processing, transporting, terminalling, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products or other hydrocarbons (“midstream investments”). The Fund’s MLP investments do not exceed 25% of the Fund’s total assets.
An MLP is structured as a limited partnership (“LP”) or limited liability company (“LLC”) that may trade publicly on an exchange or in the over-the-counter market and is generally taxed as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s MLP investments may include, but are not limited to, MLPs structured as LPs or LLCs that are taxed as partnerships, as well as securities issued by affiliates of MLPs (including general partners or managing members of MLPs, publicly traded LLCs that own, directly or indirectly, general partner interests of MLPs, and MLP I-Shares, which represent an indirect ownership interest in MLPs). All of the Fund’s MLP investments are treated as qualified publicly traded partnerships (“QPTPs”) for U.S. federal income tax purposes.
The Fund’s investments in securities issued by energy infrastructure companies may include securities of companies that operate or own, directly or indirectly, energy infrastructure assets, including, but not limited to, assets that are used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining, or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products (including biodiesel and ethanol), coal or electricity; or that provide energy-related equipment or services. The Fund considers a company to be an energy infrastructure company if at least 50% of its non-cash assets are energy infrastructure assets or if at least 50% of its gross income or net profits are derived, directly or indirectly, from energy infrastructure assets or activities.
The Fund may invest up to 40% of its total assets in foreign securities, including investments in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), and anticipates that a significant portion of these foreign investments will be in Canadian securities.
In constructing the portfolio, the Fund’s sub-adviser, Invesco Advisers, Inc. (the “Sub-Adviser”), relies on its disciplined investment process in determining investment selection and weightings. To determine whether an investment should be selected for the Fund’s portfolio, the Sub-Adviser performs a detailed fundamental analysis of the underlying businesses owned and operated by potential MLPs and energy infrastructure companies. The Sub-Adviser seeks to invest in MLPs and energy infrastructure companies that it believes have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, and a respected management team, as well as MLPs and energy infrastructure companies that are not overly exposed to changes in commodity prices. The Sub-Adviser will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or if it determines that an investment is no longer earning a return commensurate with its risk.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in securities of companies that are principally engaged in the group of industries that comprise the energy sector.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in securities of companies that are principally engaged in the group of industries that comprise the energy sector.